PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning balance		$ 3,234,980.1	$ 3,064,475.0
Property, plant and equipment ending balance	$ 117,687.0	3,691,840.9	3,234,980.1	$ 3,064,475.0
Assets used by the Company
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning balance		3,234,778.4	3,064,424.3
Property, plant and equipment ending balance		3,690,642.0	3,234,778.4	3,064,424.3
Assets used by the Company | Land and Land Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning balance		12,445.7	7,063.9
Property, plant and equipment ending balance		12,841.9	12,445.7	7,063.9
Assets used by the Company | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning balance		518,764.6	430,809.1
Property, plant and equipment ending balance		680,567.5	518,764.6	430,809.1
Assets used by the Company | Machinery and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning balance		1,589,319.8	1,685,977.1
Property, plant and equipment ending balance		1,436,756.2	1,589,319.8	1,685,977.1
Assets used by the Company | Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning balance		34,754.8	33,075.1
Property, plant and equipment ending balance		41,480.2	34,754.8	33,075.1
Assets used by the Company | Equipment under Installation and Construction in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning balance		1,079,493.5	907,499.1
Property, plant and equipment ending balance		1,518,996.2	1,079,493.5	907,499.1
Assets used by the Company | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning balance		8,010,109.7	7,218,545.5	6,362,521.9
Additions (deductions)		1,160,977.7	798,507.4	897,518.8
Disposals or retirements		(58,087.5)	(42,872.8)	(32,436.7)
Reclassification		(1,181.5)	(141.4)	13.7
Effect of exchange rate changes		(26,572.8)	36,071.0	(9,072.2)
Property, plant and equipment ending balance		9,085,245.6	8,010,109.7	7,218,545.5
Assets used by the Company | Cost | Land and Land Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning balance		13,054.2	7,622.0	7,661.8
Additions (deductions)		331.5	5,542.9	0.0
Disposals or retirements		0.0	(278.3)	0.0
Reclassification		0.0	0.0	0.0
Effect of exchange rate changes		60.1	167.6	(39.8)
Property, plant and equipment ending balance		13,445.8	13,054.2	7,622.0
Assets used by the Company | Cost | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning balance		959,133.8	817,823.0	637,046.9
Additions (deductions)		248,048.4	141,097.1	182,033.3
Disposals or retirements		(164.1)	(119.8)	(585.5)
Reclassification		(1,181.5)	(197.9)	0.0
Effect of exchange rate changes		(13,974.8)	531.4	(671.7)
Property, plant and equipment ending balance		1,191,861.8	959,133.8	817,823.0
Assets used by the Company | Cost | Machinery and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning balance		5,852,202.7	5,384,985.6	4,295,942.6
Additions (deductions)		451,764.9	490,799.0	1,120,848.7
Disposals or retirements		(56,155.0)	(34,140.5)	(28,525.9)
Reclassification		0.0	56.5	13.7
Effect of exchange rate changes		(11,134.9)	10,502.1	(3,293.5)
Property, plant and equipment ending balance		6,236,677.7	5,852,202.7	5,384,985.6
Assets used by the Company | Cost | Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning balance		105,434.8	99,825.1	85,028.0
Additions (deductions)		21,154.0	13,719.2	18,205.5
Disposals or retirements		(1,768.4)	(8,334.2)	(3,325.3)
Reclassification		0.0	0.0	0.0
Effect of exchange rate changes		(556.3)	224.7	(83.1)
Property, plant and equipment ending balance		124,264.1	105,434.8	99,825.1
Assets used by the Company | Cost | Equipment under Installation and Construction in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning balance		1,080,284.2	908,289.8	1,336,842.6
Additions (deductions)		439,678.9	147,349.2	(423,568.7)
Disposals or retirements		0.0	0.0	0.0
Reclassification		0.0	0.0	0.0
Effect of exchange rate changes		(966.9)	24,645.2	(4,984.1)
Property, plant and equipment ending balance		1,518,996.2	1,080,284.2	908,289.8
Assets used by the Company | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning balance		(4,775,331.3)	(4,154,121.2)	(3,668,706.2)
Additions (deductions)		(675,369.0)	(649,901.3)	(519,466.2)
Disposals or retirements		55,308.3	39,270.4	31,314.9
Reclassification		127.9	(39.4)	(9.7)
Impairment losses (reversed)		782.0	1,150.5
Effect of exchange rate changes		1,442.5	(9,389.3)	2,746.0
Property, plant and equipment ending balance		(5,394,603.6)	(4,775,331.3)	(4,154,121.2)
Assets used by the Company | Accumulated depreciation and impairment | Land and Land Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning balance		(608.5)	(558.1)	(556.1)
Additions (deductions)		(19.7)	(13.6)	(1.3)
Disposals or retirements		0.0	0.0	0.0
Reclassification		0.0	0.0	0.0
Impairment losses (reversed)		0.0	0.0
Effect of exchange rate changes		24.3	(36.8)	(0.7)
Property, plant and equipment ending balance		(603.9)	(608.5)	(558.1)
Assets used by the Company | Accumulated depreciation and impairment | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning balance		(440,369.2)	(387,013.9)	(342,938.4)
Additions (deductions)		(71,348.0)	(52,205.0)	(45,052.9)
Disposals or retirements		107.7	114.7	583.0
Reclassification		127.9	14.4	0.0
Impairment losses (reversed)		1.5	47.5
Effect of exchange rate changes		188.8	(1,231.9)	394.4
Property, plant and equipment ending balance		(511,294.3)	(440,369.2)	(387,013.9)
Assets used by the Company | Accumulated depreciation and impairment | Machinery and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning balance		(4,262,882.9)	(3,699,008.5)	(3,264,880.9)
Additions (deductions)		(590,058.1)	(585,635.2)	(463,825.3)
Disposals or retirements		53,440.1	30,823.2	27,407.7
Reclassification		0.0	(53.8)	(9.7)
Impairment losses (reversed)		1,571.2	1,103.0
Effect of exchange rate changes		1,150.6	(7,905.6)	2,299.7
Property, plant and equipment ending balance		(4,799,921.5)	(4,262,882.9)	(3,699,008.5)
Assets used by the Company | Accumulated depreciation and impairment | Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning balance		(70,680.0)	(66,750.0)	(59,540.1)
Additions (deductions)		(13,943.2)	(12,047.5)	(10,586.7)
Disposals or retirements		1,760.5	8,332.5	3,324.2
Reclassification		0.0	0.0	0.0
Impairment losses (reversed)		0.0	0.0
Effect of exchange rate changes		78.8	(215.0)	52.6
Property, plant and equipment ending balance		(82,783.9)	(70,680.0)	(66,750.0)
Assets used by the Company | Accumulated depreciation and impairment | Equipment under Installation and Construction in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning balance		(790.7)	(790.7)	(790.7)
Additions (deductions)		0.0	0.0	0.0
Disposals or retirements		0.0	0.0	0.0
Reclassification		0.0	0.0	0.0
Impairment losses (reversed)		(790.7)	0.0
Effect of exchange rate changes		0.0	0.0	0.0
Property, plant and equipment ending balance		0.0	(790.7)	(790.7)
Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning balance		201.7	50.7
Property, plant and equipment ending balance		$ 1,198.9	$ 201.7	$ 50.7